Business Combinations (Details 1) - Acquisition of Hengpu [Member]	Dec. 31, 2019 USD ($)
Cash and cash equivalents acquired	$ 1,389,911
Accounts receivable	423,789
Prepayments and deposits	126,832
Loan to third party	1,723,692
Property and equipment	42,359
Intangible assets - software, technology and customer relationships	2,060,530
Long term investment - equity method investment	500,715
Deferred tax assets	20,041
Accounts payable	(224,044)
Accrued expense and other current liabilities assumed	(871,325)
Deferred tax liability	(308,110)
Non controlling interest	9,807
Goodwill	6,532,092
Total consideration	$ 11,426,289